                                                               February 14, 1997

Dear Shareholder,

      We are pleased to present you with the semiannual report for PaineWebber RMA California Municipal Money Fund, PaineWebber RMA New York Municipal Money Fund and PaineWebber RMA New Jersey Municipal Money Fund for the six month period ended December 31, 1996.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      Early in 1996, government reports showing higher-than-expected economic growth prompted a sharp drop in bond prices and ensuing stock market volatility, a scenario that would continue early into the semiannual period covered by this report.

      Several factors helped stocks move higher despite this volatility, including an overall positive environment for corporate earnings and profit growth, as well as strong cash inflows into 401(k)s and equity mutual funds. Then, in July, a spate of disappointing earnings announcements contributed to the first meaningful overall stock market correction since 1994. This proved short-lived, however, and in August the stock market retraced much of the ground it had lost. By mid-September, as investor confidence grew, money returning to the equity markets propelled the Standard & Poor's 500 Index, a commonly used measure of stock market performance, to a then-record high (a circumstance which underscores the hazards of market timing). Although October, November and December were characterized by continued market volatility, the nation's economic outlook continued to encourage investors, and the stock market continued its upward climb.

      "Volatile" also best describes the nature of the bond market over the six months ended December 31, 1996. Early in the period, ongoing uncertainty over the direction of interest rates persistently unsettled an already-jittery market. By mid-summer, a moderating economy helped bolster the market for a short period of time, a situation that was, however, only fleeting as renewed fears of an overheating economy quickly re-emerged. The market would repeat this about-face in late fall, when new economic data appeared to affirm the moderation in economic activity that brought about mid-summer's brief revival in the market. A 28-basis point rally ensued that would be over before year end as the release of unexpected economic data would again cause a correction that would last well into January 1997.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

During the year, the Fed maintained a Federal Funds rate of 5.25%, an indication of the Fed's perception that the economic environment had assumed a measure of stability. As the possibility of a Fed tightening became more remote during the second half of 1996, we focused on lengthening the durations of the portfolios in preparation for the anticipated cash inflows generally experienced in January. Supply and demand remained stable, causing notes and variable rate securities to trade within a narrow range.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PaineWebber RMA California Municipal Money Fund's net assets totalled $538.6 million as of December 31, 1996. The Fund's current yield for the seven-day period ended December 31, 1996 was 3.04%. The Fund maintained a weighted average maturity of 50 days as of December 31, 1996. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PaineWebber RMA New York Municipal Money Fund's net assets totalled $273.7 million as of December 31, 1996. The Fund's current yield for the seven-day period ended December 31, 1996 was 3.13%. The Fund maintained a weighted average maturity of 56 days as of December 31, 1996. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PaineWebber RMA New Jersey Municipal Money Fund's net assets totalled $45.9 million as of December 31, 1996. The Fund's current yield for the seven-day period ended December 31, 1996 was 2.90%. The Fund maintained a weighted average maturity of 39 days as of December 31, 1996. In addition, for the six months ended December 31, 1996 the Fund had alternative minimum tax income of approximately 6.64% of gross income.

OUTLOOK
--------------------------------------------------------------------------------

      As we enter the new year, the consensus seems to be for moderate gross domestic product growth and inflation. The economy is presently characterized by slow growth and stable inflation,with interest rates varying little. Inflation, currently at 3%, seems to be at a comfort level that should persist.

      As money funds typically experience periods of seasonal weakness and some heavy issuance beginning in late summer and continuing throughout the second half of the year, we will maintain appropriate levels of liquidity and will extend maturities when yields warrant.

      Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.


Sincerely,

/s/ Margo N. Alexander                             /s/ Cynthia N. Bow

MARGO N. ALEXANDER                                 CYNTHIA N. BOW
President,                                         Portfolio Manager,
Mitchell Hutchins Asset                            PaineWebber RMA California
Management Inc.                                    Municipal Money Fund


/s/ Kevin P. McIntyre                              /s/ Debbie Vermann

KEVIN P. McINTYRE                                  DEBBIE VERMANN
Portfolio Manager,                                 Portfolio Manager,
PaineWebber RMA New Jersey                         PaineWebber RMA New York
Municipal Money Fund                               Municipal Money Fund

PAINEWEBBER

                           RMA CALIFORNIA MUNICIPAL MONEY FUND


               STATEMENT OF NET ASSETS             DECEMBER 31, 1996 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            MATURITY              INTEREST
    (000)                                                              DATES                RATES             VALUE
-------------                                                  ---------------------   ----------------    ------------
MUNICIPAL BONDS AND NOTES - 62.23%
$       7,215  California State General Obligation Bonds....   05/01/97 to 10/01/97    4.500 to 6.300%     $  7,259,338
        6,000  California Community College Financing
                 Tax and Revenue Anticipation Bonds.........         07/02/97               4.750             6,025,920
        3,900  California Educational Facilities Authority
                 (Occidental College Project)
                 Adjustable Rate Bonds......................         06/02/97               3.600             3,900,000
        5,500  California Educational Facilities Authority
                 (Nazarene College).........................             A                  4.000             5,500,000
        4,400  California Health Facilities Financing
                 Authority..................................             A                  4.000             4,400,000
        6,700  California Health Facilities Financing
                 Authority (Kaiser Permanente)..............             A                  4.000             6,700,000
       10,300  California Health Facilities Financing
                 Authority (Long Beach Memorial)............             A                  4.000            10,300,000
        8,160  California Health Facilities Financing
                 Authority (Memorial Health Services).......             A                  3.750             8,160,000
        6,200  California Health Facilities Financing
                 Authority (N. T. Enloe Memorial
                 Hospital)..................................             A                  4.250             6,200,000
        1,200  California Health Facilities Financing
                 Authority (Santa Barbara Cottage)..........             A                  3.750             1,200,000
          800  California Health Facilities Financing
                 Authority (St. Joseph's Health System).....             A                  5.100               800,000
        8,800  California Health Facilities Financing
                 Authority (West Sutter Adventist Health)...             A                  3.900             8,800,000
        3,220  California Pollution Control Financing
                 Authority (Southern California Edison).....             A                  4.700             3,220,000
       11,000  California Statewide Communities Development
                 Authority..................................             A              3.650 to 3.750       11,000,000
        5,000  California Statewide Communities Development
                 Authority (Memorial Health Services).......             A                  3.750             5,000,000
        7,700  California Statewide Communities Development
                 Authority (Northern California Retired
                 Community).................................             A                  5.000             7,700,000
        6,500  California Statewide Communities Development
                 Authority Tax and Revenue Anticipation
                 Notes......................................         06/30/97               4.750             6,523,110

        2,600  Abag Financing Authority For Nonprofit
                 Corporations (Lucile Salter Packard
                 Project)...................................             A                  3.900             2,600,000
        5,700  Anaheim Certificates of Participation........             A                  3.900             5,700,000
        1,000  Central Coast Water Authority................         10/01/97               3.700             1,000,000
        9,000  Contra Costa County Tax and Revenue
               Anticipation Notes...........................         07/03/97               4.500             9,028,946
        2,000  Fresno County Tax and Revenue Anticipation
                 Notes......................................         09/29/97               4.750             2,019,840
        5,400  Golden Empire Schools Financing Authority
                 (Kern High School District)................             A                  3.850             5,400,000
        2,545  Grand Terrace Community Redevelopment
                 Authority (Multi-Family Housing)...........             A                  4.150             2,545,000
        6,200  Indio Multi-Family Housing Authority
                 (Smoketree Apartments).....................             A                  4.100             6,200,000
       12,500  Irvine Public Facilities and
                 Infrastructure.............................             A                  3.900            12,500,000

PAINEWEBBER

                           RMA CALIFORNIA MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT                                                            MATURITY              INTEREST
    (000)                                                              DATES                RATES             VALUE
-------------                                                  ---------------------   ----------------    ------------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
$         600  Irvine Ranch Water District..................             A                  4.850%         $    600,000
        7,000  Lancaster Multi-Family Housing Authority
                 (Woodcreek Garden Apartments)..............             A                  3.100             7,000,000
       20,500  Los Angeles County
                 Tax and Revenue Anticipation Notes.........         06/30/97               4.500            20,560,374
        2,000  Los Angeles County Housing Authority
                 (Malibu Meadows Project)...................             A                  4.100             2,000,000
       14,500  Los Angeles County Pension Obligation........             A                  3.800            14,500,000
        2,000  Los Angeles Department of Airports (Pre-
                 refunded with U.S. Government Securities to
                 05/01/97 @ 102)............................         05/01/97               7.400             2,062,950
       13,500  Los Angeles Multi-Family Revenue Bonds
                 (Museum Terrace Apartments)................             A                  4.000            13,500,000
        3,200  Los Angeles Unified School District
                 Tax and Revenue Anticipation Notes.........         06/30/97               4.500             3,210,634
       13,550  Newport Beach Health Facilities
                 (Hoag Memorial Hospital)...................             A                  5.150            13,550,000
        9,000  Northern California Power Agency
                 (Geothermal Project Number 3A).............             A                  3.850             9,000,000

        8,550  Orange County Housing Authority
                 (Niguel Village)...........................             A              3.200 to 4.200        8,550,000
        4,350  Sacramento County
                 Tax and Revenue Anticipation Notes.........         09/30/97               4.500             4,373,664
        1,000  Sacramento Municipal Utility District
                 Electric Revenue (Pre-refunded with U.S.
                 Government Securities to 02/01/97 @ 102)...         02/01/97               7.125             1,018,399
        4,000  San Diego Multi-Family Housing...............             A                  4.000             4,000,000
        2,080  San Francisco Multi-Family Housing Authority
                 (Rincon Center)............................             A                  3.000             2,080,000
       19,100  San Francisco Redevelopment Agency Multi-
                 Family (Bayside Village)...................             A                  3.950            19,100,000
        3,100  Santa Clara County El Camino Hospital
                 District (Aces Lease Valley Medical Center
                 Project)...................................             A                  2.700             3,100,000
        2,100  Santa Clara County Multi-Family Revenue......             A                  4.000             2,100,000
       12,760  Santa Clara County Transit District..........             A                  4.800            12,760,000
        1,700  Santa Clara Electric.........................             A                  3.950             1,700,000
       19,100  Santa Clara Financing Authority (VMC Facility
                 Replacement Project B).....................             A                  3.750            19,100,000
        6,620  Simi Valley Public Financing Authority.......             A                  3.900             6,620,000
        7,000  Southeast Resources Recovery Facilities
                 Authority .................................             A                  3.900             7,000,000
        2,975  Upland Community Redevelopment Housing Agency
                 (Northwoods Series A)......................             A              4.500 to 4.550        2,975,000
        5,000  Puerto Rico Commonwealth
                 Tax and Revenue Anticipation Notes.........         07/30/97               4.000             5,016,100
                                                                                                           ------------
Total Municipal Bonds And Notes (cost-$335,159,275).........                                                335,159,275
                                                                                                           ------------

PAINEWEBBER

                           RMA CALIFORNIA MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT                                                            MATURITY              INTEREST
    (000)                                                              DATES                RATES             VALUE
-------------                                                  ---------------------   ----------------    ------------
TAX EXEMPT COMMERCIAL PAPER - 38.11%
$      15,300  California State General Obligation Bonds....   03/10/97 to 03/14/97    3.300 to 3.400%     $ 15,300,000
        6,500  California Educational Facilities Authority
                 (Carnegie Institute of Washington).........   03/12/97 to 03/19/97         3.450             6,500,000
        4,400  California Pollution Control Financing
                 Authority (Dow Chemical Company Project)...         03/03/97               3.300             4,400,000
        8,000  California Pollution Control Financing

                 Authority (Pacific Gas and Electric
                 Company)...................................         02/24/97               3.500             8,000,000
       13,200  Anaheim Electric Authority...................   01/27/97 to 02/26/97     3.400 to 3.550       13,200,000
       20,000  East Bay Municipal Utility District..........   01/24/97 to 03/18/97     3.350 to 3.500       20,000,000
       11,250  Los Angeles Department of Water & Power......   02/26/97 to 03/12/97         3.400            11,250,000
        1,500  Los Angeles Wastewater System................         02/20/97               3.450             1,500,000
       21,500  Metropolitan Water District of Southern
                 California ................................   01/28/97 to 03/14/97     3.350 to 3.600       21,500,000
       15,800  Modesto Irrigation District..................   02/28/97 to 04/07/97     3.300 to 3.450       15,800,000
       28,000  Regents of the University of California......   01/29/97 to 04/11/97     3.350 to 3.550       28,000,000
        4,833  Sacramento Municipal Utility District........   01/30/97 to 02/12/97     3.250 to 3.450        4,833,000
        4,000  San Diego Gas & Electric.....................   01/30/97 to 02/28/97         3.450             4,000,000
       13,500  San Diego Regional Transportation
                 Commission ................................   03/07/97 to 03/11/97         3.350            13,500,000
        2,300  San Diego Water Authority....................         02/10/97               3.450             2,300,000
        4,000  West Basin Municipal Water District..........         02/06/97               3.500             4,000,000
       31,200  Puerto Rico Commonwealth Development Bank ...   02/11/97 to 04/10/97     3.350 to 3.650       31,200,000
                                                                                                           ------------
Total Tax Exempt Commercial Paper (cost-$205,283,000) ......                                                205,283,000
                                                                                                           ------------
TOTAL INVESTMENTS (cost-$540,442,275 which approximates
  cost for federal income tax purposes)-100.34%.............                                                540,442,275
Liabilities in excess of other assets-(0.34)%...............                                                 (1,817,042)
                                                                                                           ------------
NET ASSETS (applicable to 539,148,767 shares of
  beneficial interest at $1.00 per share)-100.00%...........                                               $538,625,233
                                                                                                           ------------
                                                                                                           ------------

------------------

A- Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of December 31, 1996 and reset periodically.


                       Weighted Average Maturity--50 days

                 See accompanying notes to financial statements

PAINEWEBBER

                            RMA NEW YORK MUNICIPAL MONEY FUND


               STATEMENT OF NET ASSETS             DECEMBER 31, 1996 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                               MATURITY             INTEREST
    (000)                                                                 DATES               RATES            VALUE
-------------                                                     ---------------------  ----------------   ------------
MUNICIPAL BONDS AND NOTES - 89.12%
$       1,765  New York State General Obligation Bonds..........  03/01/97 to 07/15/97   5.000 to 5.300%    $  1,773,558
        1,150  New York State Bridge Authority..................        01/01/97              6.750            1,150,000
        2,700  New York State Dormitory Authority
                 (Masonic Hall Asylum)..........................            A                 3.750            2,700,000
        8,550  New York State Dormitory Authority
                 (Metropolitan Museum of Art)...................            A                 4.000            8,550,000
        1,395  New York State Dormitory Authority
                 (Miriam Osborn Memorial Home)..................            A                 4.050            1,395,000
          460  New York State Dormitory Authority
                 (New York Hospital Medical Center).............        02/01/97              4.800              460,440
        7,200  New York State Dormitory Authority
                 (New York Public Library)......................            A                 4.000            7,200,000
        8,500  New York State Energy Research & Development
                 Authority (Central Hudson Gas & Electric)......            A             3.800 to 3.900       8,500,000
        2,000  New York State Energy Research & Development
                 Authority (LILCO) Adjustable Rate Bonds........        03/01/97              3.250            2,000,000
        1,000  New York State Energy Research & Development
                 Authority (New York State Electric &
                 Gas Corporation) Adjustable Rate Bonds.........        03/15/97              3.300            1,000,000
        8,400  New York State Energy Research & Development
                 Authority (Niagara Mohawk).....................            A             4.700 to 4.900       8,400,000
        1,000  New York State Energy Research & Development
                 Authority (Rochester Gas & Electric
                 Corporation) Adjustable Rate Bonds.............        11/15/97              3.600            1,000,000
        4,000  New York State Energy Research & Development
                 Authority Pollution Control Revenue............  10/15/97 to 12/01/97    3.600 to 3.850       4,000,000
        5,100  New York State Housing Finance Agency
                 (Mount Sinai Medical Center Project)...........            A                 3.950            5,100,000
        4,000  New York State Housing Finance Agency
                 (Normandie Project)............................            A                 4.000            4,000,000
        9,900  New York State Local Government Assistance
                 Corporation....................................            A                 3.850            9,900,000
        1,500  New York State Local Government Assistance
                 Corporation....................................        04/01/97              5.500            1,506,032
        3,300  New York State Medical Facilities Financing
                 Agency (Pooled Equipment Loan Program).........            A             3.050 to 3.900       3,300,000
        3,500  New York State Power Authority...................        03/01/97              3.700            3,500,000

        3,000  Albany County Bond Anticipation Notes............        02/19/97              3.500            3,001,361
        1,500  Babylon Bond Anticipation Notes..................        08/07/97              5.000            1,507,310
        6,000  Babylon Union Free School District
                 Tax Anticipation Notes.........................  04/18/97 to 06/26/97    4.000 to 4.500       6,011,855
        1,300  Buffalo County Revenue Anticipation Notes........        07/15/97              4.250            1,304,431

PAINEWEBBER

                            RMA NEW YORK MUNICIPAL MONEY FUND


  PRINCIPAL
   AMOUNT                                                               MATURITY             INTEREST
    (000)                                                                 DATES               RATES            VALUE
-------------                                                     ---------------------  ----------------   ------------
MUNICIPAL BONDS AND NOTES - (CONTINUED)
$       2,200  Chemung County Industrial Development Agency
                 (Arnot Ogden Medical Center)...................            A                 4.100%        $  2,200,000
        1,000  Erie County Revenue Anticipation Notes...........        11/19/97              4.250            1,005,529
        3,200  Erie County Water Authority......................            A                 3.800            3,200,000
        3,590  Geneva Industrial Development Agency
                 (Colleges of the Seneca).......................            A                 4.300            3,590,000
        1,954  Guilderland Central School District
                 Bond Anticipation Notes........................        07/25/97              4.625            1,959,984
        1,250  Harpursville Central School District
                 General Obligation Bonds.......................        06/15/97              5.000            1,256,030
          904  Harrison Central School District
                 Bond Anticipation Notes........................        10/22/97              4.250              906,803
        2,450  Harrison Central School District
                 Tax Anticipation Notes.........................        06/27/97              4.250            2,454,337
        2,000  Ithaca Bond Anticipation Notes...................        01/24/97              3.750            2,000,498
        2,000  Levittown Union Free School District
                 Tax Anticipation Notes.........................        06/25/97              4.250            2,001,842
        2,000  Lindenhurst Union Free School District
                 Tax Anticipation Notes.........................        06/25/97              4.750            2,005,978
        7,000  Metropolitan Transportation Authority............            A                 4.050            7,000,000
        1,500  Middletown Tax Anticipation Notes................        02/28/97              3.750            1,501,034
        3,000  Monroe County Bond Anticipation Notes............        06/06/97              4.500            3,010,504
          900  Monroe County Industrial Development Agency
                 (Electronic Navigation/Indiana Incorporated)
                 Adjustable Rate Bonds..........................        07/01/97              3.850              900,000
        4,000  Nassau County Bond Anticipation Notes............  03/14/97 to 08/15/97    4.250 to 4.500       4,006,474
        1,780  Nassau County General Improvement Bonds..........        11/01/97              5.125            1,800,972
        1,500  Nassau County Revenue Anticipation Notes.........        04/15/97              4.250            1,502,296
        2,000  Nassau County Tax Anticipation Notes.............        09/25/97              4.250            2,009,964
        8,600  New York City....................................            A             4.500 to 5.100       8,600,000

        2,000  New York City Housing Development Corp.
                 (Columbus Gardens).............................            A                 4.900            2,000,000
        9,300  New York City Housing Development Corp.
                 (East 96th Street Project).....................            A                 4.000            9,300,000
        3,668  New York City Housing Development Corp.
                 (East 17th Street Project).....................            A                 3.950            3,667,900
        1,500  New York City Housing Development Corp.
                 (James Tower Project)..........................            A                 3.950            1,500,000
        3,155  New York City Housing Development Corp. (Parkgate
                 Tower Project).................................            A                 3.350            3,155,000
        2,550  New York City Housing Development Corp.
                 (Upper Fifth Avenue Project)...................            A                 3.950            2,550,000
        3,000  New York City Industrial Development Agency
                 (Calhoun School)...............................            A                 3.900            3,000,000

PAINEWEBBER

                            RMA NEW YORK MUNICIPAL MONEY FUND


  PRINCIPAL
   AMOUNT                                                               MATURITY             INTEREST
    (000)                                                                 DATES               RATES            VALUE
-------------                                                     ---------------------  ----------------   ------------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
$       4,200  New York City Industrial Development Agency
                 (JFK Field Hotel)..............................            A                 4.000%        $  4,200,000
        6,400  New York City Industrial Development Agency
                 (LaGuardia Project)............................            A                 4.000            6,400,000
        1,500  New York City Industrial Development Agency
                 (Stroheim & Romann)............................            A                 4.000            1,500,000
        1,800  New York City Municipal Water Finance
                 Authority......................................            A                 4.700            1,800,000
        1,500  New York City Revenue Anticipation Notes.........        06/30/97              4.500            1,505,042
        6,700  New York City Trust for Cultural Resources
                 (American Museum of Natural History)...........            A                 3.800            6,700,000
        4,800  New York City Trust for Cultural Resources
                 (Carnegie Hall)................................            A                 4.600            4,800,000
        4,100  Niagara Falls Toll Bridge Commission.............            A                 3.800            4,100,000
        4,140  Onondaga County Industrial Development Agency....            A                 4.000            4,140,000
        1,375  Orange County General Obligation Bonds...........        12/01/97              5.900            1,399,418
        1,430  Orangetown Bond Anticipation Notes...............        02/27/97              4.125            1,430,696
        1,500  Oswego City Bond Anticipation Notes..............        10/08/97              4.500            1,506,421
        1,650  Oyster Bay Bond Anticipation Notes...............        10/03/97              4.250            1,655,830
        2,400  Port Authority of New York and New Jersey........            A                 5.250            2,400,000
        6,000  Rotterdam Industrial Development Agency

                 (Rotterdam Industrial Park)....................            A                 4.000            6,000,000
        1,000  Seneca County Industrial Development Agency
                 (N.Y. Chiropractic College)....................            A                 4.000            1,000,000
        2,000  Suffolk County
                 (Southwest Sewer Refunding District)...........        02/01/97              4.000            2,000,769
        1,500  Suffolk County Tax Anticipation Notes............        09/11/97              4.500            1,505,804
        2,900  Suffolk County Water Authority...................            A                 3.800            2,900,000
          700  Suffolk County Water Authority...................        06/01/97              4.800              702,242
        3,200  Syracuse Bond Anticipation Notes.................        12/19/97              3.900            3,204,444
        2,000  Syracuse Industrial Development Agency
                 (Syracuse University)..........................            A                 4.800            2,000,000
        2,000  Yonkers Industrial Development Agency
                 (Civic Facility)...............................            A                 3.900            2,000,000
        8,700  Yonkers Industrial Development Agency
                 (Consumers Union Facility).....................            A                 3.900            8,700,000
        5,000  Puerto Rico Commonwealth
                 Tax and Revenue Anticipation Notes.............        07/30/97              4.000            5,016,100
                                                                                                            ------------
Total Municipal Bonds and Notes (cost-$243,911,898).............                                             243,911,898
                                                                                                            ------------

TAX EXEMPT COMMERCIAL PAPER - 10.37%
        2,000  New York State...................................        02/21/97              3.550            2,000,000
        2,500  New York State Dormitory Authority...............  02/21/97 to 04/11/97        3.450            2,500,000
        5,100  New York State Power Authority...................  03/11/97 to 04/07/97        3.550            5,100,000

PAINEWEBBER

                            RMA NEW YORK MUNICIPAL MONEY FUND


  PRINCIPAL
   AMOUNT                                                               MATURITY             INTEREST
    (000)                                                                 DATES               RATES            VALUE
-------------                                                     ---------------------  ----------------   ------------
TAX EXEMPT COMMERCIAL PAPER - (CONCLUDED)
$       1,000  Municipal Assistance Company for New York
                 (Series F).....................................        03/25/97              3.400%        $  1,000,000
        2,000  New York City....................................  03/17/97 to 03/18/97    3.150 to 3.250       2,000,000
        4,500  New York City Municipal Finance Authority
                 (Water and Sewer System).......................  02/07/97 to 03/12/97    3.400 to 3.550       4,500,000
        2,770  Port Authority of New York and New Jersey........  03/12/97 to 04/10/97    3.400 to 3.500       2,770,000
        8,500  Puerto Rico Commonwealth Government Development
                 Bank...........................................  02/03/97 to 03/20/97    3.400 to 3.600       8,500,000
                                                                                                            ------------
Total Tax Exempt Commercial Paper (cost-$28,370,000)............                                              28,370,000

                                                                                                            ------------
TOTAL INVESTMENTS (cost-$272,281,898 which approximates cost for
federal income tax purposes)-99.49%.............................                                             272,281,898
Other assets in excess of liabilities-0.51%.....................                                               1,404,866
                                                                                                            ------------
NET ASSETS (applicable to 273,915,965 shares of beneficial
interest at $1.00 per share)-100.00%............................                                            $273,686,764
                                                                                                            ------------
                                                                                                            ------------

------------------

A- Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of December 31, 1996 and reset periodically.

                      Weighted Average Maturity - 56 days

                 See accompanying notes to financial statements

PAINEWEBBER

                           RMA NEW JERSEY MUNICIPAL MONEY FUND


               STATEMENT OF NET ASSETS             DECEMBER 31, 1996 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                MATURITY             INTEREST
    (000)                                                                  DATES               RATES            VALUE
-------------                                                      ---------------------  ----------------   -----------
MUNICIPAL BONDS AND NOTES - 81.93%
$       2,550  New Jersey Economic Development Authority.........            A            3.700 to 3.900%    $ 2,550,000
          400  New Jersey Economic Development Authority
                 (400 International Drive Partners)..............            A                 4.800             400,000
        1,475  New Jersey Economic Development Authority
                 (Brach/Jersey Avenue Project)...................            A                 3.750           1,475,000
        1,310  New Jersey Economic Development Authority
                 (Church and Dwight Company Project).............            A                 3.600           1,310,000
        1,447  New Jersey Economic Development Authority
                 (Curtiss Wright Flight).........................            A                 2.700           1,447,000
          100  New Jersey Economic Development Authority
                 (Dow Chemical)..................................            A                 4.900             100,000
        2,100  New Jersey Economic Development Authority
                 (El Dorado Term-1984 B Dow Chemical)............            A                 4.900           2,100,000
          500  New Jersey Economic Development Authority
                 (Epitaxx Incorporated)..........................            A                 4.250             500,000

          300  New Jersey Economic Development Authority
                 (Exxon Project).................................            A                 4.850             300,000
        1,500  New Jersey Economic Development Authority
                 (Franciscan Oaks Project).......................            A                 3.850           1,500,000
        1,300  New Jersey Economic Development Authority
                 (Hillcrest Health Service Systems Project)......            A                 3.750           1,300,000
          400  New Jersey Economic Development Authority
                 (New Jersey Natural Gas)........................            A                 5.100             400,000
          500  New Jersey Economic Development Authority
                 (Thermal Energy Facilities Revenue).............        04/10/97              3.600             500,000
          400  New Jersey Economic Development Authority
                 (W.Y. Plastic Products Corporation Project).....            A                 3.900             400,000
        2,400  New Jersey Economic Development Authority
                 (Nui Corporation Project).......................            A                 5.100           2,400,000
        1,900  New Jersey Economic and Industrial Development
                 Authority (Burmah Castrol Incorporated).........            A                 3.750           1,900,000
        1,400  New Jersey Economic and Industrial Development
                 Authority (Fujinon Incorporated Project)........            A                 3.750           1,400,000
          550  Bergen County General Obligation Bonds............        01/15/97              6.350             550,564
          500  Burlington County Bond Anticipation Notes.........        06/13/97              4.250             501,227
        1,000  Burlington County General Obligation Bonds
                 (Pre-refunded with U.S. Government securities to
                 03/15/97 @ 102).................................        03/15/97              6.300           1,025,114
        1,000  East Brunswick Township Bond Anticipation Notes...        01/03/97              4.000           1,000,010
        1,500  Essex County Improvement Authority Revenue
                 (County Asset Sale).............................            A             3.600 to 3.750      1,500,000
        1,500  Mercer County Improvement Authority Revenue
                 (County Guaranteed Solid Waste Site)
                 (Pre-refunded with U.S. Government Securities to
                 04/01/97 @102)..................................        04/01/97              7.800           1,544,972
          400  Mercer County Improvement Authority Revenue
                 (Pooled Government Loan Program)................            A                 3.650             400,000
          500  Middlesex County General Obligation Bonds.........        07/15/97              3.900             500,252

PAINEWEBBER

                           RMA NEW JERSEY MUNICIPAL MONEY FUND


  PRINCIPAL
   AMOUNT                                                                MATURITY             INTEREST
    (000)                                                                  DATES               RATES            VALUE
-------------                                                      ---------------------  ----------------   -----------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
$         950  Monmouth County Bond Anticipation Notes...........        08/28/97              4.375%        $   953,144
          545  Morris Township Bond Anticipation Notes...........        05/16/97              4.125             545,265

        1,280  Newark Healthcare Facility Revenue
                 (GNMA College)..................................            A                 4.300           1,280,000
          500  Piscataway Township Bond Anticipation Notes.......        04/25/97              4.250             500,979
        1,700  Port Authority of New York and New Jersey.........            A             4.850 to 5.300      1,700,000
          200  Scotch Plains Township Bond Anticipation Notes....        04/01/97              5.050             200,720
          500  Seaside Heights Bond Anticipation Notes...........        02/21/97              3.625             500,249
        1,730  Somerset County General Obligation Bonds..........        09/01/97              4.700           1,741,165
          340  Union County General Obligation Bonds.............        06/01/97              4.550             341,228
          100  Union County Pollution Control Finance Authority
                 (Exxon).........................................            A                 4.800             100,000
          235  West Windsor Township General Improvement Bonds...        01/15/97              4.550             235,070
        1,000  Woodbridge Township Bond Anticipation Notes.......        07/02/97              3.880           1,000,140
        1,500  Puerto Rico Commonwealth
                 Government Development Bank.....................            A                 3.650           1,500,000
                                                                                                             -----------
Total Municipal Bonds And Notes (cost-$37,602,099)...............                                             37,602,099
                                                                                                             -----------

TAX EXEMPT COMMERCIAL PAPER - 17.42%
        1,000  New Jersey Economic Development Authority
                 (Chambers Cogeneration Project).................  01/10/97 to 02/05/97    3.500 to 3.550      1,000,000
        1,000  New Jersey Tax and Revenue Anticipation Notes.....        01/09/97              3.450           1,000,000
          700  New Jersey Economic Development Authority
                 (Logan Project).................................        01/28/97              3.400             700,000
        2,300  Port Authority of New York and New Jersey.........  01/06/97 to 03/12/97    3.400 to 3.500      2,300,000
        1,000  State of New Jersey Tax and Revenue Anticipation
                 Notes...........................................        01/09/97              3.450           1,000,000
        2,000  Puerto Rico Commonwealth
                 Government Development Bank.....................  01/14/97 to 02/11/97        3.600           2,000,000
                                                                                                             -----------
Total Tax Exempt Commercial Paper (cost-$8,000,000)..............                                              8,000,000
                                                                                                             -----------
TOTAL INVESTMENTS (cost-$45,602,099 which approximates cost for
federal income tax purposes)--99.35%.............................                                             45,602,099
Other assets in excess of liabilities--0.65%.....................                                                295,813
                                                                                                             -----------
NET ASSETS (applicable to 45,902,536 shares of beneficial
interest at $1.00 per share)--100.00%............................                                            $45,897,912
                                                                                                             -----------
                                                                                                             -----------

------------------

A- Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of December 31, 1996 and reset periodically.


                       Weighted Average Maturity--39 days

                 See accompanying notes to financial statements

PAINEWEBBER

            STATEMENT OF OPERATIONS   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
            (UNAUDITED)

                                                                             RMA           RMA           RMA
                                                                          CALIFORNIA     NEW YORK     NEW JERSEY
                                                                          ----------    ----------    ----------
Investment income:
Interest...............................................................   $9,201,002    $4,914,228     $ 764,082
                                                                          ----------    ----------    ----------
Expenses:
Investment advisory and administration.................................    1,277,753       723,014       112,880
Distribution fees......................................................      215,936       115,750        27,092
Transfer agency and service fees.......................................       58,231        59,514         8,628
Legal and audit........................................................       34,808        63,669        12,435
Reports and notices to shareholders....................................       17,813        18,874        12,326
Custody and accounting.................................................       17,336        14,489         3,240
Federal and state registration fees....................................       12,583       116,300         3,000
Trustees' fees.........................................................        6,175         6,175         6,175
Other expenses.........................................................        3,176         2,315         2,575
                                                                          ----------    ----------    ----------
                                                                           1,643,811     1,120,100       188,351
Less:
  Fee waivers from adviser.............................................           --      (168,358)           --
                                                                          ----------    ----------    ----------
  Net expenses.........................................................    1,643,811       951,742       188,351
                                                                          ----------    ----------    ----------
Net investment income..................................................    7,557,191     3,962,486       575,731
Net realized gains (losses) from investment transactions...............       12,615         9,436          (117)
                                                                          ----------    ----------    ----------
Net increase in net assets resulting from operations...................   $7,569,806    $3,971,922     $ 575,614
                                                                          ----------    ----------    ----------
                                                                          ----------    ----------    ----------

                See accompanying notes to financial statements

PAINEWEBBER

                           RMA CALIFORNIA MUNICIPAL MONEY FUND


                STATEMENT OF CHANGES IN NET ASSETS


                                                                                 FOR THE
                                                                               SIX MONTHS
                                                                                  ENDED          FOR THE YEAR
                                                                            DECEMBER 31, 1996        ENDED
                                                                               (UNAUDITED)       JUNE 30, 1996
                                                                            -----------------    -------------
From operations:
Net investment income....................................................     $   7,557,191      $ 11,959,586
Net realized gains (losses) from investment transactions.................            12,615           (17,667)
                                                                            -----------------    -------------
Net increase in net assets resulting from operations.....................         7,569,806        11,941,919
                                                                            -----------------    -------------
Dividends to shareholders from:
Net investment income....................................................        (7,557,191)      (12,073,586)
                                                                            -----------------    -------------
Net increase from transactions in shares of beneficial interest..........        64,887,086       142,920,650
                                                                            -----------------    -------------
Net increase in net assets...............................................        64,899,701       142,788,983
Net Assets:
Beginning of period......................................................       473,725,532       330,936,549
                                                                            -----------------    -------------
End of period............................................................     $ 538,625,233      $473,725,532
                                                                            -----------------    -------------
                                                                            -----------------    -------------

                See accompanying notes to financial statements

PAINEWEBBER

                            RMA NEW YORK MUNICIPAL MONEY FUND


                STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                               SIX MONTHS
                                                                                  ENDED          FOR THE YEAR
                                                                            DECEMBER 31, 1996        ENDED
                                                                               (UNAUDITED)       JUNE 30, 1996
                                                                            -----------------    -------------
From operations:
Net investment income....................................................     $   3,962,486      $   7,104,041
Net realized gains from investment transactions..........................             9,436             25,432

                                                                            -----------------    -------------
Net increase in net assets resulting from operations.....................         3,971,922          7,129,473
                                                                            -----------------    -------------

Dividends to shareholders from:
Net investment income....................................................        (3,962,486)        (7,209,366)
                                                                            -----------------    -------------

Net increase from transactions in shares of beneficial interest..........        18,500,572         62,457,879
                                                                            -----------------    -------------
Net increase in net assets...............................................        18,510,008         62,377,986

Net Assets:
Beginning of period......................................................       255,176,756        192,798,770
                                                                            -----------------    -------------
End of period............................................................     $ 273,686,764      $ 255,176,756
                                                                            -----------------    -------------
                                                                            -----------------    -------------

                See accompanying notes to financial statements

PAINEWEBBER

                      RMA NEW JERSEY MUNICIPAL MONEY FUND

              STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                          SIX MONTHS           FOR THE
                                                             ENDED          EIGHT MONTHS       FOR THE YEAR
                                                       DECEMBER 31, 1996        ENDED              ENDED
                                                          (UNAUDITED)       JUNE 30, 1996    OCTOBER 31, 1995
                                                       -----------------    -------------    -----------------
From operations:
Net investment income...............................      $   575,731        $   707,712        $   916,509
Net realized losses from investment transactions....             (117)            (2,729)            (1,778)
                                                       -----------------    -------------    -----------------
Net increase in net assets resulting from
  operations........................................          575,614            704,983            914,731
                                                       -----------------    -------------    -----------------

Dividends to shareholders from:
Net investment income...............................         (575,731)          (707,712)          (916,509)
                                                       -----------------    -------------    -----------------

Net increase from transactions in shares of

  beneficial interest...............................        3,665,214          6,029,617          4,205,178
                                                       -----------------    -------------    -----------------
Contribution to capital from predecessor adviser....               --                 --             21,521
                                                       -----------------    -------------    -----------------
Net increase in net assets..........................        3,665,097          6,026,888          4,224,921

Net Assets:
Beginning of period.................................       42,232,815         36,205,927         31,981,006
                                                       -----------------    -------------    -----------------
End of period.......................................      $45,897,912        $42,232,815        $36,205,927
                                                       -----------------    -------------    -----------------
                                                       -----------------    -------------    -----------------

                See accompanying notes to financial statements

PAINEWEBBER

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


                 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                 PaineWebber Managed Municipal Trust ('Managed Municipal Trust') and PaineWebber Municipal Money Market Series ('Municipal Money Market Series') (collectively, the 'Trusts') were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two no-load, non-diversified series of shares:
                 PaineWebber RMA California Municipal Money Fund ('RMA California') and PaineWebber RMA New York Municipal Money Fund ('RMA New York'). Municipal Money Market Series currently offers one no-load, non-diversified series of shares, PaineWebber RMA New Jersey Municipal Money Fund ('RMA New Jersey') (collectively the 'Funds'). PaineWebber RMA Connecticut Municipal Money Fund ('RMA Connecticut') merged into PaineWebber RMA Tax-Free Fund, Inc. ('RMA Tax-Free') on November 26, 1996 and is no longer part of the Municipal Money Market Series.

                 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

                 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

                 Dividends and distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

                 CONCENTRATION OF RISK

                 Each Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by each Fund.

                 ACQUISITIONS

                 Acquisition of PaineWebber/Kidder, Peabody California Tax-Exempt Money Fund ('PW/KP California Tax-Exempt Money Fund')--Effective December 11, 1995,

PAINEWEBBER
                 RMA California acquired all the net assets of PW/KP California Tax-Exempt Money Fund pursuant to a plan of reorganization approved by PW/KP California Tax-Exempt Money Fund shareholders on December 4, 1995. The acquisition was accomplished by a tax-free exchange of 120,122,110 shares of RMA California for 120,122,110 shares of PW/KP California Tax-Exempt Money Fund outstanding on December 11, 1995. PW/KP California Tax-Exempt Money Fund's net assets at that date, valued at $120,039,530, including accumulated net realized losses of $26,217, were combined with those of RMA California.

                 Acquisition of PaineWebber/Kidder, Peabody Municipal Money Market Series-- New York Series ('PW/KP Municipal Money Market Series--New York Series')-- Effective November 13, 1995, RMA New York acquired all the net assets of PW/KP Municipal Money Market Series--New York Series pursuant to a plan of reorganization approved by PW/KP Municipal Money Market Series--New York Series shareholders on November 8, 1995. The acquisition was accomplished by a tax-free exchange of 38,947,877 shares of RMA New York for 38,947,877 shares of PW/KP Municipal Money Market Series--New York Series outstanding on November 13, 1995. PW/KP Municipal Money Market Series--New York Series' net assets at that date, valued at $38,923,062, including accumulated net realized losses of $5,141, were combined with those of RMA New York.

                 INVESTMENT ADVISER AND ADMINISTRATOR

                 Each Trust's board of trustees has approved Investment Advisory and Administration Contracts ('Advisory Contracts') with PaineWebber Incorporated ('PaineWebber'), under which PaineWebber serves as investment adviser and administrator of the Trusts and each of their Funds. In accordance with their Advisory Contracts, RMA California and RMA New York pay PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly in accordance with the following schedule:

                                                               ANNUAL
                  AVERAGE DAILY NET ASSETS                      RATE
                  ------------------------                     ------
                      Up to $300 million....................    0.50%
                      In excess of $300 million up to $750
                         million............................    0.44
                      Over $750 million.....................    0.36

                 In accordance with its Advisory Contract, RMA New Jersey pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets.

                 At December 31, 1996, RMA California, RMA New York and RMA New Jersey owed PaineWebber $226,083, $88,288 and $19,254, respectively, for investment advisory and administration fees.

                 Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a sub-advisory and sub-administration contract between PaineWebber and Mitchell Hutchins. In accordance with that contract,

PAINEWEBBER

                 PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

                 For the six months ended December 31, 1996, PaineWebber voluntarily waived a portion of its investment advisory and administration fees for RMA New York.

                 DISTRIBUTION PLAN

                 PaineWebber is the distributor of each Fund's shares. Under the plan of distribution, each Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of RMA California's and RMA New York's average daily net assets and 0.12% of RMA New Jersey's average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of RMA California's and RMA New York's average daily net assets and 0.12% of RMA New Jersey's average daily net assets. At December 31, 1996, RMA California, RMA New York and RMA New Jersey owed PaineWebber $38,419, $18,623 and $4,621, respectively, for such service fees.

                 TRANSFER AGENCY SERVICE FEES

                 RMA California and RMA New York pay PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account plus certain out-of-pocket expenses, for certain services not provided by the Funds' transfer agent. For the six months ended December 31, 1996, PaineWebber earned $27,174 and $19,280 in transfer agency service fees from RMA California and RMA New York, respectively. At December 31, 1996, RMA California and RMA New York owed PaineWebber $4,461 and $3,260, respectively, for such transfer agency service fees and reimbursement of out-of-pocket expenses.

                 OTHER LIABILITIES

                 At December 31, 1996, RMA California, RMA New York and RMA New Jersey had dividends payable aggregating $602,350, $302,462 and $46,861, respectively, and RMA California had a payable for investments purchased of $2,067,340.

                 FEDERAL TAX STATUS

                 Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

                 At June 30, 1996, RMA California had net capital loss carryforwards of $353,930 which includes capital losses acquired by the Fund pursuant to its acquisition of PW/KP California Tax Exempt Money Fund in the amount of $26,217. RMA New

PAINEWEBBER


                 York had net capital loss carryforwards of $113,636 which includes losses acquired by the Fund pursuant to its acquisition of PW/KP Municipal Money Market Series--New York Series in the amount of $5,141. RMA New Jersey had a net capital loss carryforward of $1,779. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire for RMA California between June 30, 1997 and June 30, 2004, for RMA New York between June 30, 1997 and June 30, 2003 and for RMA New Jersey by June 30, 2002. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

                 BENEFICIAL INTEREST

                 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                   DECEMBER 31, 1996          JUNE 30, 1996
                                                ------------------------    ------------------
                      RMA CALIFORNIA:
                      Shares sold............          1,380,167,945            2,242,802,568
                      Shares issued in
                        connection with the
                        acquisition of PW/KP
                        California Tax Exempt
                        Money Fund...........                     --              120,122,110
                      Shares repurchased.....         (1,322,490,277)          (2,231,700,082)
                      Dividends reinvested...              7,209,418               11,696,054
                                                ------------------------    ------------------
                      Net increase...........             64,887,086              142,920,650
                                                ------------------------    ------------------
                                                ------------------------    ------------------

                      RMA NEW YORK:
                      Shares sold............            848,858,194            1,461,429,170
                      Shares issued in
                        connection with the
                        acquisition of PW/KP
                        Municipal Money
                        Market Series--New
                        York.................                     --               38,947,877
                      Shares repurchased.....           (834,135,390)          (1,444,920,852)
                      Dividends reinvested...              3,777,768                7,001,684
                                                ------------------------    ------------------
                      Net increase...........             18,500,572               62,457,879
                                                ------------------------    ------------------
                                                ------------------------    ------------------


                                                    FOR THE SIX          FOR THE EIGHT        FOR THE YEAR
                                                    MONTHS ENDED         MONTHS ENDED             ENDED
                                                 DECEMBER 31, 1996       JUNE 30, 1996      OCTOBER 31, 1995
                                                --------------------    ---------------    -------------------

                      RMA NEW JERSEY:
                      Shares sold............          112,210,270          151,094,467          191,790,113
                      Shares repurchased.....         (109,095,584)        (145,760,542)        (188,445,267)
                      Dividends reinvested...              550,528              695,692              860,332
                                                --------------------    ---------------    -------------------
                      Net increase...........            3,665,214            6,029,617            4,205,178
                                                --------------------    ---------------    -------------------
                                                --------------------    ---------------    -------------------

PAINEWEBBER

                           RMA CALIFORNIA MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                              For the
                           For the Six                                                         Seven         For the
                          Months Ended              For the Years Ended June 30,            Months Ended    Year Ended
                        December 31, 1996   --------------------------------------------      June 30,     November 30,
                           (unaudited)        1996        1995        1994        1993          1992           1991
                        -----------------   --------    --------    --------    --------    ------------   ------------
Net asset value,
  beginning of
  period..............      $    1.00       $   1.00    $   1.00    $   1.00    $   1.00      $   1.00       $   1.00
                        -----------------   --------    --------    --------    --------    ------------   ------------
Net investment
  income..............          0.014          0.029       0.029       0.018       0.019         0.016          0.038
Dividends from net
  investment income...         (0.014)        (0.029)     (0.029)     (0.018)     (0.019)       (0.016)        (0.038)
                        -----------------   --------    --------    --------    --------    ------------   ------------
Net asset value, end
  of period...........      $    1.00       $   1.00    $   1.00    $   1.00    $   1.00      $   1.00       $   1.00
                        -----------------   --------    --------    --------    --------    ------------   ------------
                        -----------------   --------    --------    --------    --------    ------------   ------------
Total investment
  return(1)...........           1.41%          2.89%       2.91%       1.78%       1.88%         1.61%          3.81%
                        -----------------   --------    --------    --------    --------    ------------   ------------
                        -----------------   --------    --------    --------    --------    ------------   ------------
Ratios/Supplemental
  Data:
Net assets, end of
  period (000's)......      $ 538,625       $473,726    $330,937    $295,183    $290,367      $259,183       $261,902
Expenses to average
  net assets..........           0.61%*         0.70%(2)     0.69%      0.69%       0.72%         0.69%*         0.75%
Net investment income
  to average net
  assets..............           2.80%*         2.82%(2)     2.87%      1.79%       1.86%         2.75%*         3.83%

------------------
* Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER

                            RMA NEW YORK MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                For the
                                 For the Six                                                     Seven         For the
                                Months Ended            For the Years Ended June 30,          Months Ended    Year Ended
                              December 31, 1996   -----------------------------------------     June 30,     November 30,
                                 (unaudited)        1996       1995       1994       1993         1992           1991
                              -----------------   --------   --------   --------   --------   ------------   ------------
Net asset value, beginning of
  period ....................     $    1.00       $   1.00   $   1.00   $   1.00   $   1.00     $   1.00       $   1.00
                              -----------------   --------   --------   --------   --------   ------------   ------------
Net investment income .......         0.014          0.029      0.028      0.017      0.018        0.016          0.037
Dividends from net
  investment income .........        (0.014)        (0.029)    (0.028)    (0.017)    (0.018)      (0.016)        (0.037)
                              -----------------   --------   --------   --------   --------   ------------   ------------
Net asset value, end of
  period ....................     $    1.00       $   1.00   $   1.00   $   1.00   $   1.00     $   1.00       $   1.00
                              -----------------   --------   --------   --------   --------   ------------   ------------
                              -----------------   --------   --------   --------   --------   ------------   ------------
Total investment
  return(1) .................          1.39%          2.91%      2.81%      1.70%      1.82%        1.62%          3.74%
                              -----------------   --------   --------   --------   --------   ------------   ------------
                              -----------------   --------   --------   --------   --------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period
  (000's) ...................     $ 273,687       $255,177   $192,799   $165,111   $116,604     $129,687       $121,347
Expenses to average net
  assets before waiver from
  adviser ...................          0.77%*         0.74%(2)     0.71%     0.75%     0.79%        0.73%*         0.89%
Expenses to average net
  assets
  net of waiver from
  adviser ...................          0.66%*         0.72%(2)     0.68%     0.68%     0.68%        0.68%*         0.68%
Net investment income to
  average net assets before
  waiver from adviser .......          2.62%*         2.80%(2)     2.78%     1.67%     1.70%        2.54%*         3.52%
Net investment income to
  average net assets net of
  waiver from adviser .......          2.73%*         2.82%(2)     2.81%     1.74%     1.81%        2.59%*         3.73%


------------------
* Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER

                           RMA NEW JERSEY MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                   For the Period
                       For the Six       For the                                                    February 1,
                       Months Ended       Eight                     For the Years                      1991+
                       December 31,    Months Ended               Ended October 31,                      to
                           1996          June 30,      ----------------------------------------     October 31,
                       (unaudited)         1996        1995(2)     1994       1993       1992           1991
                       ------------    ------------    -------    -------    -------    -------    --------------
Net asset value,
  beginning of
  period............     $   1.00        $   1.00      $  1.00    $  1.00    $  1.00    $  1.00       $   1.00
                       ------------    ------------    -------    -------    -------    -------    --------------
Net investment
  income............        0.013           0.017        0.027      0.018      0.016      0.025          0.032
Dividends from net
  investment
  income............       (0.013)         (0.017)      (0.027)    (0.018)    (0.016)    (0.025)        (0.032)
                       ------------    ------------    -------    -------    -------    -------    --------------
Net asset value, end
  of period.........     $   1.00        $   1.00      $  1.00    $  1.00    $  1.00    $  1.00       $   1.00
                       ------------    ------------    -------    -------    -------    -------    --------------
                       ------------    ------------    -------    -------    -------    -------    --------------
Total investment
  return(1).........         1.29%           1.71%        2.75%      1.76%      1.65%      2.49%          3.19%
                       ------------    ------------    -------    -------    -------    -------    --------------
                       ------------    ------------    -------    -------    -------    -------    --------------
Ratios/Supplemental
  Data:
Net assets, end of
  period (000's)....     $ 45,898        $ 42,233      $36,206    $31,981    $36,473    $27,625       $ 41,504
Expenses to average
  net assets**......         0.83%*          0.95%*       0.93%      0.85%      0.93%      0.86%          0.27%*
Net investment
  income to average
  net assets**......         2.55%*          2.56%*       2.73%      1.74%      1.63%      2.51%          4.20%*

------------------
 * Annualized


 + Commencement of operations

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

** For the period February 1, 1991 to October 31, 1991, the predecessor adviser waived and/or reimbursed the Fund for a portion of its operating expenses. If such fee waivers and/or expense reimbursements had not been made, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 0.83% and 3.64%, respectively.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

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

TRUSTEES

E. Garrett Bewkes, Jr.                             Meyer Feldberg
Chairman                                           George W. Gowen
Margo N. Alexander                                 Frederic V. Malek
Richard Q. Armstrong                               Carl W. Schafer
Richard R. Burt                                    John R. Torell III
Mary C. Farrell


OFFICERS

Margo N. Alexander                                 Julian F. Sluyters
President                                          Vice President and Treasurer

Victoria E. Schonfeld                              Cynthia N. Bow
Vice President                                     Vice President

Dianne E. O'Donnell                                Debbie Vermann
Vice President and Secretary                       Vice President




INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



The financial information herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

                                  PaineWebber
                (copyright symbol) 1997 PaineWebber Incorporated
                                  Member SPOC

--------------------------------------------------------------------------------


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                               SEMIANNUAL REPORT


                           RMA MUNICIPAL MONEY FUNDS


                       RMA California Municpal Money Fund
                        RMA New York Municpal Money Fund
                      RMA New Jersey Municipal Money Fund



                               December 31, 1996